Document and Entity Information	Nov. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2022
Entity Registrant Name	Kyndryl Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-40853
Entity Tax Identification Number	86-1185492
Entity Address, Address Line One	One Vanderbilt Avenue,
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	896-2098
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	KD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001867072
Amendment Flag	false